As filed with the Securities and Exchange Commission on January 30, 2007
                                             Securities Act File Nos. 333-140210
                                                                      811-21777

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No. 1

                        Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)


                             JOHN HANCOCK FUNDS III
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 663-4324
                                 --------------
                        (Area Code and Telephone Number)

              601 Congress Street, Boston, Massachusetts 02210-2805
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

 ------------------------------- ----------------------------------------------
                                                With copies to:
     Alfred P. Ouellette                      Mark P. Goshko, Esq.
     601 Congress Street         Kirkpatrick & Lockhart Preston Gates Ellis LLP
   Boston, Massachusetts 02110                 One Lincoln Street
    (Name and Address of                  Boston, Massachusetts 02111
     Agent for Service)
 ------------------------------- ----------------------------------------------

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
                 (Approximate Date of Proposed Public Offering)

                      TITLE OF SECURITIES BEING REGISTERED:
                 Shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on March 1, 2007 pursuant to Rule 488 under the Securities Act of 1933.

                      JOHN HANCOCK FUNDS III ("REGISTRANT")

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement

         President's Letter

         Notice of Special Meeting to Shareholders of the Registrant

         Part A - Joint Proxy Statement/Prospectus of the Registrant

         Part B - Statement of Additional Information of the Registrant

         Part C - Other Information

         Signature Page

         Exhibits

                             Important Information
--------------------------------------------------------------------------------

[John Hancock logo]
JOHN HANCOCK FUNDS

                                           March 12, 2007

Dear Fellow Shareholder:

I am writing to ask for your assistance with an important issue involving your investment in the John Hancock International Fund. We are proposing to reorganize and merge the John Hancock International Fund into the John Hancock International Core Fund.

Both funds seek similar long-term objectives by investing in international companies, and we believe the proposed merger will offer you considerable advantages, including the following:

o By combining the two funds, you will be a shareholder in one larger fund with lower annual operating expenses and greater potential to increase asset size and achieve economies of scale. In addition, certain administrative costs will be spread across the combined Fund's larger asset base, which will increase the Fund's overall efficiency.

o The International Core Fund has provided strong performance in its first full year of operations.

o As a shareholder, you will gain access to the new subadviser's significant expertise in international investing. The firm manages over $79 billion in non-U.S. equity assets.

Your Vote of Approval.
After careful consideration, your fund's trustees have unanimously approved the reorganization of John Hancock International Fund into International Core Fund, but it requires your vote to complete the merger. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. You will also find a detailed explanation of the similarities and differences of each fund's investment strategies and principal risks in the proxy.

If approved by the shareholders, the reorganization is scheduled to take place at the close of business on April 20, 2007.

Your Vote Matters!
You are being asked to approve these changes. No matter how large or small your fund holdings, your vote is extremely important. After you review the proxy materials, please submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling the 1-866-540-5760; via mail by returning the enclosed voting card; or via the Internet by visiting http://www.proxyvoting.com/FINAX and selecting the shareholder entryway.

I am confident that the proposed change will help us better serve you and all of the Fund's shareholders. If you have questions, please call a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 a.m. and 7:00 p.m. Eastern Time. I thank you for your time and your prompt vote on this matter.

                                           Sincerely,

                                           /s/Keith F. Hartstein
                                           ---------------------
                                           Keith F. Hartstein
                                           President and Chief Executive Officer

JOHN HANCOCK INTERNATIONAL FUND
(a series of John Hancock Investment Trust III)
(the "fund")
601 Congress Street
Boston, MA 02210

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
SCHEDULED FOR APRIL 18, 2007

This is the formal agenda for the fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A SHAREHOLDER MEETING OF THE FUND WILL BE HELD AT 601 CONGRESS STREET, BOSTON, MASSACHUSETTS, ON WEDNESDAY, APRIL 18, 2007, AT 10:00 A.M., EASTERN TIME, TO CONSIDER THE FOLLOWING:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock International Fund ("your fund" or the "International Fund") and International Core Fund (the "International Core Fund"). Under this agreement, your fund would transfer all of its assets to International Core Fund in exchange for corresponding shares of International Core Fund. These shares would be distributed, as described in the accompanying proxy statement, proportionately to you and the other shareholders of International Fund. International Core Fund would also assume International Fund's liabilities. YOUR FUND'S BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

2.     Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on February 9, 2007, are entitled to vote at the meeting and any related follow-up meetings.

WHETHER OR NOT YOU  EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE
ENCLOSED PROXY CARD.   IF SHAREHOLDERS DO NOT RETURN THEIR PROXIES IN SUFFICIENT
NUMBERS, IT MAY RESULT IN ADDITIONAL SHAREHOLDER SOLICITATION.

                                        By order of the Board of Trustees,

                                        /s/ Thomas M. Kinzler
                                        ----------------------------
                                            Thomas M. Kinzler
                                            Secretary



March 12, 2007

PROXY STATEMENT OF
JOHN HANCOCK INTERNATIONAL FUND
A SERIES OF JOHN HANCOCK INVESTMENT TRUST III
("INTERNATIONAL FUND," THE "ACQUIRED FUND"
OR "YOUR FUND")

PROSPECTUS FOR
INTERNATIONAL CORE FUND
A SERIES OF JOHN HANCOCK FUNDS III
("INTERNATIONAL CORE FUND"
OR THE "ACQUIRING FUND")

The address of both the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

                                  * * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

-----------------------------------------------------------------------------------------------------
                ACQUIRED FUND           ACQUIRING FUND               SHAREHOLDERS ENTITLED TO VOTE
-----------------------------------------------------------------------------------------------------
Proposal 1      International Fund      International Core Fund      International Fund Shareholders
-----------------------------------------------------------------------------------------------------

HOW THE REORGANIZATION WILL WORK

     o Your fund will transfer all of its assets to International Core Fund. International Core Fund will assume your fund's liabilities.

     o International Core Fund will issue Class A shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class A shares. These shares will be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date.

     o International Core Fund will issue Class B shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

     o International Core Fund will issue Class C shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class C shares. These shares will be distributed to your fund's Class C shareholders in proportion to their holdings on the reorganization date.

     o International Core Fund will issue Class I shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class I shares. These shares will be distributed to your fund's Class I shareholders in proportion to their holdings on the reorganization date.

     o Your fund will be terminated and shareholders of your fund will become shareholders of International Core Fund.

     o For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, International Core Fund or the shareholders of your fund.

RATIONALE FOR THE REORGANIZATION

The  reorganization  is  intended  to  consolidate  your  fund  with  a  similar international equity fund advised by John Hancock Investment Management Services, LLC ("JHIMS") - an affiliate of your fund's adviser, John Hancock Advisers, LLC ("JHA") - and sub-advised by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") - an adviser unaffiliated with JHIMS or JHA - and with expertise in international equity strategies like your fund's subadviser. International Core Fund seeks high total return and, like your fund, invests principally in international equity securities.

Reflecting its larger asset size after the combination of the two funds, the net annual operating expenses of Class A, Class B and Class C shares of International Core Fund after the reorganization are expected to be lower than the current net annual operating expenses of the corresponding classes of shares of International Fund.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately.

SHARES OF THE ACQUIRING FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. THESE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

SHARES OF THE ACQUIRING FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). THE SEC HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WHERE TO GET MORE INFORMATION
--------------------------------------------------------------------------------
o    The  prospectus  of   International
     Core Fund dated June 12, 2006

o    The annual report of  International
     Core Fund's predecessor  (formerly,
     GMO    International    Disciplined   In the  same envelope as  this  proxy
     Equity  Fund)  dated  February  28,   statement   and  prospectus.    These
     2006                                  documents   are    incorporated    by
                                           reference into (and therefore legally
o    The    semi-annual     report    to   part of)  this  proxy  statement  and
     shareholders of International  Core   prospectus.
     Fund dated August 31, 2006

o    The  prospectus  of   International
     Fund  dated   March  1,  2006,   as
     supplemented
--------------------------------------------------------------------------------
o    The annual  report to  shareholders
     of International Fund dated October
     31, 2006

o    The    statement   of    additional
     information  dated   March  1, 2007
     which   relates   to   this   proxy   These   documents   and    additional
     statement/prospectus     and    the   information about  International Core
     reorganization,     and    contains   Fund are on file with the SEC and are
     additional  information  about  the   available at no charge by writing  to
     Acquired  Fund  and  the  Acquiring   us  or  by   calling  our   toll-free
     Fund                                  number:    1-800-225-5291.    These
                                           documents   are   incorporated   by
o    The    statement   of    additional   reference   into   (and   therefore
     information of  International  Core   legally   part   of)   this   proxy
     Fund  dated  June  12,   2006,   as   statement and prospectus.
     supplemented

o    The   statement    of    additional
     information of  International  Fund
     dated March 1, 2006
--------------------------------------------------------------------------------
To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-800-225-5291.

        The date of this proxy statement and prospectus is March 1, 2007.

                                TABLE OF CONTENTS

INTRODUCTION...................................................................1
PROPOSAL 1 - INTERNATIONAL FUND................................................1
SUMMARY COMPARISONS OF INTERNATIONAL FUND TO INTERNATIONAL CORE FUND...........1
  Comparison of Funds' Investment Objectives, Strategies and Policies..........1
  Comparison of Funds' Classes of Shares.......................................5
  Comparison of Buying, Selling and Exchanging Shares..........................6
  Comparison of Expenses.......................................................6
  Examples....................................................................10
  Comparison of Advisory Arrangements.........................................11
  Comparison of Distribution Plans............................................13
  Comparison of Investment Risks..............................................13
  Comparison of Fund Performance..............................................16
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION..................16
  Description of Reorganization...............................................16
  Reasons for the Proposed Reorganization.....................................17
PAST PERFORMANCE OF INTERNATIONAL FUND........................................18
  Calendar Year Total Returns - Class A Shares (without sales charge).........18
  Quarterly Returns...........................................................19
  Average Annual Total Returns for Periods Ended December 31, 2006
  (including sales charge)....................................................19
FURTHER INFORMATION ON THE REORGANIZATION.....................................19
  Tax Status of the Reorganization............................................19
  Additional Terms of the Agreement and Plan of Reorganization................21
CAPITALIZATION................................................................21
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES............................22
BOARD EVALUATION AND RECOMMENDATION...........................................22
VOTING RIGHTS AND REQUIRED VOTE...............................................22
INFORMATION CONCERNING THE MEETING............................................23
  Solicitation of Proxies.....................................................23
  Revoking Proxies............................................................23
  Outstanding Shares and Quorum...............................................23
  Other Business..............................................................24
  Adjournments................................................................24
  Telephone Voting............................................................24
  Internet Voting.............................................................24
  Shareholders' Proposals.....................................................25
OWNERSHIP OF SHARES OF THE FUNDS..............................................25
EXPERTS.......................................................................26
AVAILABLE INFORMATION.........................................................26
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION.............................A-1

INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of John Hancock Investment Trust III (the "Trust III Board of Trustees") to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, April 18, 2007, at 10:00 a.m., Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into International Core Fund (the "Reorganization"). This proxy statement and prospectus is being mailed to your fund's shareholders on or about March 12, 2007.

The proxy statement and prospectus includes information that is specific to this proposal, including summary comparisons. You should read the entire proxy statement carefully, including Exhibit A, the enclosed prospectus and semi-annual report of International Core Fund, and the annual report of International Core Fund's predecessor dated February 28, 2006, because they contain details that are not in the summary.

WHO IS ELIGIBLE TO VOTE?

Shareholders of record on February 9, 2007, are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1 - INTERNATIONAL FUND

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
INTERNATIONAL FUND AND INTERNATIONAL CORE FUND

A  PROPOSAL  TO  APPROVE  AN  AGREEMENT  AND   PLAN  OF  REORGANIZATION  BETWEEN
INTERNATIONAL FUND AND INTERNATIONAL CORE FUND. Under this Agreement, International Fund would transfer all of its assets to International Core Fund in exchange for corresponding shares of International Core Fund. These shares would be distributed proportionately to the shareholders of International Fund. International Core Fund would also assume International Fund's liabilities. THE TRUST III BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS VOTE FOR THIS PROPOSAL.

SUMMARY COMPARISONS OF INTERNATIONAL FUND TO INTERNATIONAL CORE FUND

COMPARISON OF FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

                      INTERNATIONAL FUND                  INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------
Business              The fund is a diversified series    The fund is a diversified series
                      of John Hancock Investment Trust    of John Hancock Funds III, an
                      III, an open-end investment         open-end investment management
                      management company organized as a   company organized as a
                      Massachusetts business trust.       Massachusetts business trust.
----------------------------------------------------------------------------------------------
Net assets as of      $126.8 million                      $1,290.0 million
December 31, 2006
----------------------------------------------------------------------------------------------
Investment adviser,   INVESTMENT ADVISER:                 INVESTMENT ADVISER:
sub-adviser and       John Hancock Advisers, LLC ("JHA")  John Hancock Investment Management
portfolio managers                                        Services, LLC ("JHIMS")

                      INVESTMENT SUB-ADVISER:             INVESTMENT SUB-ADVISER:
                      Nicholas-Applegate Capital          Grantham, Mayo, Van Otterloo & Co.
                      Management, LLC                     LLC ("GMO")
                      ("Nicholas-Applegate")

                      PORTFOLIO MANAGERS:                 PORTFOLIO MANAGER:
                      Horacio A. Valeiras                 Dr. Thomas Hancock
----------------------------------------------------------------------------------------------

                      INTERNATIONAL FUND                  INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------
                      o Managing director and             o Director of GMO's
                        chief investment officer,           International Quantitative
                        Nicholas-Applegate                  Division
                      o Joined fund team in 2003          o Responsible for overseeing
                      o Joined Nicholas-Applegate           the portfolio management of
                        in 2002                             GMO's international developed
                      o Managing director, Morgan           market and global quantitative
                        Stanley Investment Management       equities portfolios since 1995
                        (1996-2002)
                      o Primarily responsible for
                        fund management

                      Linda Ba
                      o Joined fund team in 2003
                      o Joined Nicholas-Applegate
                        in 2003
                      o Associate portfolio
                        manager, Artisan Partners
                        (2001-2003)
                      o Provides research and
                        portfolio management support
                        for the fund
----------------------------------------------------------------------------------------------
Investment objective  The fund seeks long-term growth     The fund seeks high total return.
                      of capital.  The objective is       The objective is non-fundamental
                      non-fundamental and can be          and can be changed without
                      changed without shareholder         shareholder approval.
                      approval.
----------------------------------------------------------------------------------------------
Principal             The fund normally invests at        Under normal circumstances, the
investments           least 80% of its assets in stocks   fund invests at least 80% of its
                      of foreign companies of any size.   assets in equity investments.
----------------------------------------------------------------------------------------------
Investment            The fund seeks to achieve its       The fund seeks to achieve its
strategies            investment objective by investing   objective by outperforming its
                      primarily in foreign equity         benchmark.  The subadviser uses
                      securities.  In managing the        proprietary research and
                      portfolio, the managers focus on    quantitative models to evaluate
                      a "bottom-up" analysis on the       and select individual stocks,
                      financial conditions and            countries and currencies based on
                      competitiveness of individual       several factors, including:
                      foreign companies.  In analyzing    o Stocks -- valuation, firm
                      specific companies for possible       quality and improving
                      investment, the managers              fundamentals;
                      ordinarily look for several of      o Countries -- stock market
                      the following characteristics         valuation, positive GDP trends,
                      that will enable the companies to     positive market sentiment and
                      compete successfully in their         industrial competitiveness; and
                      respective markets:                 o Currencies -- export and
                      o above-average per share             producer price parity, balance
                        earnings growth                     of payments and interest rate
                      o high return on invested             differentials.
                        capital                           The factors considered by the
                      o a healthy balance sheet           subadviser and the models used may
                      o sound financial and               change over time. In using these
                        accounting policies and           models to construct the fund's
                        overall financial strength        portfolio, the subadviser expects
                      o strong competitive                that stock selection will reflect
                        advantages                        a slight bias for value stocks
                      o effective research,               over growth stocks.  The
                        product development and           subadviser seeks to manage the
                        marketing                         fund's exposure to market
                      The managers consider whether to    capitalization categories (E.G.,
                      sell a particular security when     small-cap, medium-cap and
                      any of those factors materially     large-cap) relative to the fund's
                      changes.  The managers allocate     benchmark, the Morgan Stanley
                      the fund's assets among             Capital International ("MSCI")
                      securities of countries that are    EAFE Index.  As of April 30, 2006,
                      expected to provide the best        the market capitalization of
                      opportunities for meeting the       companies that issue stocks
                      fund's investment objective.        included in the MSCI EAFE Index
                                                          ranged from $67.4 million to
                                                          $254.7 billion.
----------------------------------------------------------------------------------------------

                      INTERNATIONAL FUND                  INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------
Foreign securities-   The fund will maintain a flexible   The fund typically invests in a
country               investment policy and will invest   diversified  portfolio of equity
Classification        in a diversified portfolio of       investments from a number of
                      companies and governments located   developed markets outside the U.S.
                      throughout the world.  The fund
                      normally invests at least 80% of
                      total assets in a diversified
                      portfolio of foreign stocks from
                      both developed and emerging
                      countries.  The fund may invest
                      up to 30% of assets in emerging
                      markets as classified by MSCI.
                      The fund does not maintain a fixed
                      allocation  of assets, either with
                      respect to securities type or
                      geography.
----------------------------------------------------------------------------------------------
Russian securities    If allowed by the fund's other      The fund typically invests in a
                      investment policies and             diversified portfolio of equity
                      restrictions, the fund may invest   investments from a number of
                      up to 5% of its total assets in     developed markets outside the U.S.
                      Russian  equity securities and up
                      to 10% of its total assets in
                      Russian fixed-income securities.
                      All Russian securities must be:
                      (1) denominated in U.S. or
                      Canadian dollars, euros, sterling
                      or yen; (2) traded on a major
                      exchange and (3) held physically
                      outside of Russia.
----------------------------------------------------------------------------------------------
Diversification       To manage risk, the fund does not   The fund may not cause less than
                      invest more than 5% of assets in    75% of the value of the fund's
                      any one security (other than U.S.   total assets to be cash and cash
                      government securities) at the       items (including receivables),
                      time of initial investment.  With   government securities, securities
                      respect to 75% of the fund's        of other investment companies and
                      total assets, the fund may not      other securities for purposes of
                      purchase securities of an issuer    this calculation limited in
                      (other than the U.S. government,    respect of any one issuer to an
                      its agencies, instrumentalities     amount not greater than 5% of the
                      or authorities) if such purchase    value of the fund's total assets
                      would cause more than 5% of the     and to not more than 10% of the
                      fund's total assets taken at        outstanding voting securities of
                      market value to be invested in      any single issuer.
                      the securities of such issuer; or
                      such purchase would at the time
                      result in more than 10% of the
                      outstanding voting securities of
                      such issuer being held by the
                      fund.
----------------------------------------------------------------------------------------------
Common stock,         The fund normally will invest       The fund typically invests in a
preferred stock,      substantially all of its assets     diversified portfolio of equity
convertible           in equity securities, such as       investments.  The fund may invest
securities and        common stock, preferred stock and   in common stock, preferred stock
depository receipts   securities convertible into         and convertible securities.  The
                      common and preferred stock.  The    fund may invest in ADRs, Global
                      fund may invest directly in the     Depository Receipts and EDRs if
                      securities of foreign issuers as    issues of such Depositor Receipts
                      well as securities in the form of   are available that are consistent
                      sponsored or unsponsored American   with the fund's investment
                      Depository Receipts ("ADRs"),       objective.
                      European Depository Receipts
                      ("EDR") or other securities
                      convertible into securities of
                      foreign issuers.
----------------------------------------------------------------------------------------------
Futures contracts     To the extent the fund engages in   To the extent consistent with
                      nonhedging transactions in          applicable law, the fund may
                      financial futures contracts and     invest in futures contracts on,
                      options on financial futures, the   among other things, financial
                      aggregate initial margin and        instruments, individual equity
                      premiums required to establish      securities or securities indices,
                      these nonhedging positions will     interest rates and commodities or
                      not exceed 5% of the net asset      commodities indices.
----------------------------------------------------------------------------------------------

                      INTERNATIONAL FUND                  INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------
                      value of the fund's portfolio,
                      after taking into account
                      unrealized profits and losses on
                      any such  positions and excluding
                      the amount by which such options
                      were in-the-money at the time of
                      purchase.
----------------------------------------------------------------------------------------------
Active trading        The fund may trade  securities      The fund may engage in short-term
                      actively, which could increase      trading in response to stock  market
                      its transaction costs (thus         conditions, changes in interest
                      lowering performance) and           rates or other economic trends and
                      increase your taxable               developments or to take  advantage
                      distributions.                      of yield disparities between various
                                                          fixed-income securities in order to
                                                          realize capital gains or improve
                                                          income. Short-term trading may also
                                                          be necessary in order for the
                                                          subadviser to reallocate assets
                                                          among the sectors. Short-term
                                                          trading may have the effect of
                                                          increasing portfolio turnover rate.
                                                          A high rate of portfolio turnover
                                                          (100% or greater) involves
                                                          correspondingly greater brokerage
                                                          expenses. The fund may also take
                                                          active overweighted and
                                                          underweighted positions in
                                                          particular currencies relative to
                                                          its benchmark.
----------------------------------------------------------------------------------------------
Derivatives           The fund may use certain            In pursuing its investment
                      derivatives (investments whose      strategy, the fund may (but is not
                      value is based on indexes,          obligated to) use a wide variety
                      securities or currencies).          of exchange-traded and
                                                          over-the-counter derivative
                                                          instruments, including options,
                                                          futures and swap contracts, to (i)
                                                          hedge equity exposure; (ii) replace
                                                          direct investing (E.G., creating
                                                          equity exposure through the use of
                                                          futures contracts or other
                                                          derivative instruments); (iii)
                                                          manage risk by implementing shifts
                                                          in investment exposure; or (iv)
                                                          adjust its foreign currency
                                                          exposure. The fund will not use
                                                          derivative instruments to expose on
                                                          a net basis more than 100% of its
                                                          net assets to equity securities or
                                                          markets or to hold net aggregate
                                                          foreign currency exposure in excess
                                                          of the net assets of the fund.
                                                          However, the fund's foreign
                                                          currency exposure may differ
                                                          significantly from the currency
                                                          exposure represented by its equity
                                                          investments.
----------------------------------------------------------------------------------------------
Short sales           The fund may not make short         The fund does not currently engage
                      sales.                              in short sales of securities.
----------------------------------------------------------------------------------------------

                      INTERNATIONAL FUND                  INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------
Temporary defensive   In abnormal conditions, the fund    The fund intends to be fully
positions             may temporarily invest more than    invested and generally will not
                      20% of assets in investment-grade   take temporary defensive positions
                      short-term securities. In these     through investment in cash and high
                      and other cases, the fund might     quality money market instruments.
                      not achieve its goal.
----------------------------------------------------------------------------------------------

As the above table indicates, the investment objectives, policies and investments of the two funds are similar. However, you should note that while your fund has the ability to invest up to 30% of its assets in emerging markets (including a smaller percentage amount of its assets in Russian securities), International Core Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S. In addition, International Core Fund may short-sell, while your fund may not engage in short-selling. Your fund applies a 5% limitation on any one security with respect to its total assets in addition to having the same diversification limitations of International Core Fund. See "Comparison of Investment Risks" below.

While the funds share similar investment objectives and are both categorized as international equity funds, they are managed by different advisers and subadvisers with different portfolio management teams using a different investment process, as outlined in the table above. As a result, the portfolio holdings of the funds have tended to differ significantly. The portfolio manager of the Acquiring Fund has indicated that a substantial portion of the Acquired Fund's holdings are not consistent with their investment process. As a result, JHA proposes to sell a substantial portion of the Acquired Fund's portfolio holdings prior to the reorganization, which is discussed in further detail under "Reasons for the Proposed Reorganization."

COMPARISON OF FUNDS' CLASSES OF SHARES
--------------------------------------------------------------------------------
Class A sales   The Class A shares of both funds have the same characteristics
charges         and fee structures.
and 12b-1 fees  o Class A shares are offered with front-end sales charges ranging from 2.00% to 5.00% of the fund's offering price, depending on the amount invested.
                o Class A shares are subject to distribution and service (12b-1)
                  fees equal to the annual rate of 0.30% of average daily net assets of Class A shares.
                o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge ("CDSC") ranging from 0.25% to 1.00% on Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase.
                o An investor can combine multiple purchases of Class A shares of John Hancock funds to take advantage of breakpoints in the sales charge schedule.
                o Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including those listed in the funds' prospectuses.
--------------------------------------------------------------------------------
Class B sales   The Class B shares of both funds have the same characteristics
charges         and fee structures.
and 12b-1 fees  o Class B shares are offered without a front-end sales charge, but are subject to a CDSC if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00% of the original purchase cost or the current market value, whichever is less, of the Class B shares being sold, and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years.
                o Class B shares are subject to distribution and service (12b-1)
                  fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.
                o Class B shares' CDSCs may be waived in certain cases,
                  including those listed in the funds' prospectuses.
                o Class B shares automatically convert to Class A shares after eight years.

Class C sales   The Class C shares of both funds have the same characteristics
charges         and fee structures.
and 12b-1 fees  o Class C shares are offered without a front-end sales charge, but are subject to a CDSC of 1.00% of the original purchase cost or the current market value, whichever is less, of the Class C shares sold within one year of purchase.
                o Class C shares are subject to distribution and service fees
                  (12b-1) equal to the annual rate of 1.00% of the average daily net assets of Class C shares.
                o Class C shares' CDSCs may be waived in certain cases,
                  including those listed in the funds' prospectuses.
                o No automatic conversion to Class A shares, so distribution and service fees expenses continue at the Class C level throughout the life of the investment.
--------------------------------------------------------------------------------
No Class I      The Class I shares of both funds have the same characteristics
sales charges   and fee structures.
and 12b-1 fees  o Class I shares have no sales charges or distribution or service (12b-1) fees.
                o Class I shares are available to certain types of investors specified in each fund's Class I share prospectus.
--------------------------------------------------------------------------------
12b-1 fees      o These fees are paid out of a class' assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
--------------------------------------------------------------------------------

COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES
--------------------------------------------------------------------------------
Buying shares   Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John
                Hancock Signature Services, Inc. ("Signature Services"). After
                April 9, 2007, investors will not be allowed to open new
                accounts in International Fund but can add to existing accounts.
--------------------------------------------------------------------------------
Minimum         CLASS A, CLASS B AND CLASS C SHARES: $1,000 for non-retirement
initial         accounts, $500 for retirement accounts and $250 per account
investment      opened for group investments. Investments also may be made on a
                Monthly Automatic Accumulation Plan, which requires $25 to open an account followed by a monthly minimum of $25 thereafter.
                Class I Shares: $10,000. No minimum initial investment for retirement plans with at least 350 eligible employees.
--------------------------------------------------------------------------------
Exchanging      CLASS A, CLASS B AND CLASS C SHARES: Shareholders may exchange
shares          their shares at net asset value ("NAV") with no sales charge for shares of the same class of any other John Hancock fund.
                CLASS I SHARES:  Shareholders may exchange their shares only for other Class I shares or Money Market Fund Class A shares.
--------------------------------------------------------------------------------
Selling shares  Shareholders may sell their shares by submitting a proper written or telephone request to Signature Services.
--------------------------------------------------------------------------------
Net Asset       All purchases, exchanges and sales are made at a price based on
Value           the next NAV per share of a class of the fund to be calculated after Signature Services receives your request in good order.
                Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m.
                Eastern Time.
--------------------------------------------------------------------------------

COMPARISON OF EXPENSES

As the tables below indicate, the hypothetical PRO FORMA ("PRO FORMA") net annual operating expenses of International Core Fund after the Reorganization are expected to be lower than your fund's net annual operating expenses for Class A, Class B and Class C shares. While your fund's management fee at all levels is lower than International Core Fund's management fee, this difference is offset by JHIMS' expense limitation arrangement under which JHIMS is contractually bound to limit fund-level expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, advisory fees, Rule 12b-1 fees, transfer agency fees, blue-sky fees, shareholder services fees under any agreement or plans of the fund, and printing and postage) of International Core Fund to 0.20% of the average daily net assets, on an annual basis, and to limit class-level expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, and shareholder services fees under any agreement or plans of the fund) for Class A to 1.70%, Class B to 2.40%, Class C to 2.40% and Class I to 1.20%. This undertaking is binding upon JHIMS and expires June 30, 2007.

In addition, Signature Services has agreed to limit transfer agent fees for your fund to 0.40% of the fund's average daily net assets on an annual basis, at least until June 30, 2007.

THE FUNDS' EXPENSES

Shareholders of both funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund's assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.

The following expense tables briefly describe the fees and the expenses that shareholders of International Fund and International Core Fund may pay if they buy and hold shares of each respective fund and are based on expenses paid by International Fund for the 12-month period ended October 31, 2006 and projected expenses for International Core Fund for the first 12-month period. The tables also show the PRO FORMA expenses of International Core Fund assuming the Reorganization with International Fund occurred on September 1, 2005. International Core Fund's expenses after the Reorganization may be greater or less than those shown.

                                                                                  INTERNATIONAL
                                                                                    CORE FUND
                                                                                   (PRO FORMA)
                                                                                    (ASSUMING
                                             INTERNATIONAL    INTERNATIONAL     REORGANIZATION WITH
                                                 FUND           CORE FUND       INTERNATIONAL FUND)
                                                CLASS A          CLASS A              CLASS A
----------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES[(1)]
MAXIMUM FRONT-END SALES CHARGE (LOAD)
ON PURCHASES AS A % OF PURCHASE PRICE            5.00%            5.00%                5.00%
----------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)
AS A % OF PURCHASE OR SALE PRICE,                (2)              (2)                  (2)
WHICHEVER IS LESS
----------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                   0.88%            0.89%(3)             0.89%(3)
----------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES            0.30%            0.30%                0.30%
----------------------------------------------------------------------------------------------------
OTHER EXPENSES                                   0.63%            1.55%                0.45%
----------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                    1.81%[(4)        2.74%(5)             1.64%(5)
----------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT                0.01%[(6)        1.04%(7)             0.00%(7)
----------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES                    1.80%            1.70%                1.64%
----------------------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.

(2) A CDSC ranging from 1.00% to 0.25% applies with respect to certain purchases of Class A shares of $1,000,000 or more upon which a commission or finder's fee was paid and that are sold within 1 year after purchase.

(3) For more information about the management fee paid to JHIMS, see the section entitled "Comparison of Advisory Arrangements."

(4) Signature Services has agreed to limit transfer agent fees for International Fund to 0.40% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

(5) Signature Services has agreed to voluntarily waive International Core Fund's transfer agent fees in excess of 0.30% through December 31, 2007.

(6) JHA has agreed contractually to limit International Fund's total expenses, excluding distribution and service fees and transfer agent fees, to 1.27% of the fund's average daily net asset value, on an annual basis, and net operating expenses on Class A shares to 2.35%, on an annual basis, at least until February 28, 2008. Each arrangement is reevaluated on an annual basis. Without this contractual agreement, expenses would have been higher.

(7) JHIMS has agreed contractually to waive its fee or reimburse International Core Fund for certain fund level expenses that exceed 0.20% of the fund's average daily assets, on an annual basis. JHIMS has further agreed contractually to make a payment to Class A shares of the fund in an amount equal to the amount by which certain expenses attributable to Class A shares exceed 1.70% of the average daily net assets (on an annual basis) of Class A shares. These expense reimbursements shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to John Hancock Funds III.

                                                                                 INTERNATIONAL
                                                                                   CORE FUND
                                                                                  (PRO FORMA)
                                                                                   (ASSUMING
                                            INTERNATIONAL    INTERNATIONAL     REORGANIZATION WITH
                                                FUND           CORE FUND       INTERNATIONAL FUND)
                                               CLASS B          CLASS B              CLASS B
----------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
----------------------------------------------------------------------------------------------------
MAXIMUM FRONT-END SALES CHARGE (LOAD) ON         None             None                 None
PURCHASES AS A % OF PURCHASE PRICE
----------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) AS          5.00%            5.00%                5.00%
A % OF PURCHASE OR SALE PRICE, WHICHEVER
IS LESS
----------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                   0.88%            0.89% (2)            0.89% (2)
----------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES            1.00%            1.00%                1.00%
----------------------------------------------------------------------------------------------------
OTHER EXPENSES                                   0.63%            1.55%                0.48%
----------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                    2.51%(3)         3.44%(4)             2.37% (4)
----------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT                0.01% (5)        1.04% (6)            0.00% (6)
----------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES                    2.50%            2.40%                2.37%
----------------------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.

(2) For more information about the management fee paid to JHIMS, see the section entitled "Comparison of Advisory Arrangements."

(3) Signature Services has agreed to limit transfer agent fees for International Fund to 0.40% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

(4) Signature Services has agreed to voluntarily waive International Core Fund's transfer agent fees in excess of 0.30% through December 31, 2007.

(5) JHA has agreed contractually to limit International Fund's total expenses, excluding distribution and service fees and transfer agent fees, to 1.27% of the fund's average daily net asset value, on an annual basis, and net operating expenses on Class B shares to 3.05%, on an annual basis, at least until February 28, 2008. Each arrangement is reevaluated on an annual basis. Without this contractual agreement, expenses would have been higher.

(6) JHIMS has agreed contractually to waive its fee or reimburse International Core Fund for certain fund level expenses that exceed 0.20% of the fund's average daily assets, on an annual basis. JHIMS has further agreed contractually to make a payment to Class B shares of the fund in an amount equal to the amount by which certain expenses attributable to Class B shares exceed 2.40% of the average daily net assets (on an annual basis) of Class B shares. These expense reimbursements shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to John Hancock Funds III.

                                                                                 INTERNATIONAL
                                                                                   CORE FUND
                                                                                  (PRO FORMA)
                                                                                   (ASSUMING
                                            INTERNATIONAL    INTERNATIONAL     REORGANIZATION WITH
                                                FUND           CORE FUND       INTERNATIONAL FUND)
                                               CLASS C          CLASS C              CLASS C
---------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
---------------------------------------------------------------------------------------------------
MAXIMUM FRONT-END SALES CHARGE (LOAD) ON         None             None                 None
PURCHASES AS A % OF PURCHASE PRICE
---------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) AS          1.00%            1.00%                1.00%
A % OF PURCHASE OR SALE PRICE, WHICHEVER
IS LESS
---------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
---------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                   0.88%            0.89% (2)            0.89% (2)
---------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES            1.00%            1.00%                1.00%
---------------------------------------------------------------------------------------------------
OTHER EXPENSES                                   0.63%            1.55%                0.68%
---------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                    2.51% (3)        3.44%(4)             2.57%(4)
---------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT                0.01% (5)        1.04% (6)            0.17% (6)
---------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES                    2.50%            2.40%                2.40%
---------------------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.

(2) For more information about the management fee paid to JHIMS, see the section entitled "Comparison of Advisory Arrangements."

(3) Signature Services has agreed to limit transfer agent fees for International Fund to 0.40% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

(4) Signature Services has agreed to voluntarily waive International Core Fund's transfer agent fees in excess of 0.30% through December 31, 2007.

(5) JHA has agreed contractually to limit International Fund's total expenses, excluding distribution and service fees and transfer agent fees, to 1.27% of the fund's average daily net asset value, on an annual basis, and net operating expenses on Class C shares to 3.05%, on an annual basis, at least until February 28, 2008. Each arrangement is reevaluated on an annual basis. Without this contractual agreement, expenses would have been higher.

(6) JHIMS has agreed contractually to waive its fee or reimburse International Core Fund for certain fund level expenses that exceed 0.20% of the fund's average daily assets, on an annual basis. JHIMS has further agreed contractually to make a payment to Class C shares of the fund in an amount equal to the amount by which certain expenses attributable to Class C shares exceed 2.40% of the average daily net assets (on an annual basis) of Class C shares. These expense reimbursements shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to John Hancock Funds III.

                                                                                 INTERNATIONAL
                                                                                   CORE FUND
                                                                                  (PRO FORMA)
                                                                                   (ASSUMING
                                            INTERNATIONAL    INTERNATIONAL     REORGANIZATION WITH
                                                FUND           CORE FUND       INTERNATIONAL FUND)
                                               CLASS I          CLASS I              CLASS I
---------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
---------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                   0.88%            0.89% (1)            0.89% (1)
---------------------------------------------------------------------------------------------------
OTHER EXPENSES                                   0.30%            1.30%                6.63%
---------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                    1.18% (2)        2.19% (3)            7.52% (3)
---------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT                0.00% (4)        0.99% (5)            6.34% (5)
---------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES                    1.18%            1.20%                1.18%
---------------------------------------------------------------------------------------------------

(1) For more information about the management fee paid to JHIMS, see the section entitled "Comparison of Advisory Arrangements."

  (2)  Signature  Services has
agreed to limit transfer agent fees for International Fund to 0.40% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

(3) Signature Services has agreed to voluntarily waive International Core Fund's transfer agent fees in excess of 0.30% through December 31, 2007.

(4) JHA has agreed contractually to limit International Fund's total expenses, excluding distribution and service fees and transfer agent fees, to 1.27% of the fund's average daily net asset value, on an annual basis, at least until February 28, 2008 and is reevaluated on an annual basis. Without this contractual agreement, expenses would have been higher.

(5) JHIMS has agreed contractually to waive its fee or reimburse International Core Fund for certain fund level expenses that exceed 0.20% of the fund's average daily assets, on an annual basis. JHIMS has further agreed contractually to make a payment to Class I shares of the fund in an amount equal to the amount by which certain expenses attributable to Class I shares exceed 1.20% of the average daily net assets (on an annual basis) of Class I shares. Upon the completion of the Reorganization, this rate will decrease to 1.18% of the average daily net assets (on an annualized basis) of Class I shares. These expense reimbursements shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to John Hancock Funds III.

EXAMPLES

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and International Core Fund, based on fees and expenses incurred during the 12-month period ended October 31, 2006 for International Fund and projected expenses for International Core Fund for the first 12-month period. Year 1 expenses only are calculated based upon net annual operating expenses after the expense reimbursement. Pro forma expenses are included assuming a Reorganization with your fund and International Core Fund. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of International Fund or International Core Fund's actual expenses or returns, either past or future.

                                                                         INTERNATIONAL
                                                                           CORE FUND
                                                                          (PRO FORMA)
                                                                           (ASSUMING
                                       INTERNATIONAL   INTERNATIONAL   REORGANIZATION WITH
                                            FUND         CORE FUND     INTERNATIONAL FUND)
CLASS A
-------------------------------------------------------------------------------------------
Year 1                                    $674           $664               $658
Year 3                                    $1,040         $1,214             $991
Year 5                                    $1,430         $1,789             $1,347
Year 10                                   $2,519         $3,345             $2,346

                                                                         INTERNATIONAL
                                                                           CORE FUND
                                                                          (PRO FORMA)
                                                                           (ASSUMING
                                       INTERNATIONAL   INTERNATIONAL   REORGANIZATION WITH
                                            FUND         CORE FUND     INTERNATIONAL FUND)

CLASS B - ASSUMING REDEMPTION AT END OF PERIOD
-------------------------------------------------------------------------------------------
Year 1                                    $753           $743               $740
Year 3                                    $1,081         $1,260             $1,039
Year 5                                    $1,535         $1,900             $1,465
Year 10                                   $2,845         $3,652             $2,706

CLASS B - ASSUMING NO REDEMPTION
-------------------------------------------------------------------------------------------
Year 1                                    $253           $243               $240
Year 3                                    $781           $960               $739
Year 5                                    $1,335         $1,700             $1,265
Year 10                                   $2,845         $3,652             $2,706

CLASS C - ASSUMING REDEMPTION AT END OF
          PERIOD
-------------------------------------------------------------------------------------------
PERIOD
Year 1                                    $353           $343               $343
Year 3                                    $781           $960               $783
Year 5                                    $1,335         $1,700             $1,350
Year 10                                   $2,845         $3,652             $2,892

CLASS C - ASSUMING NO REDEMPTION
-------------------------------------------------------------------------------------------
Year 1                                    $253           $243               $243
Year 3                                    $781           $960               $783
Year 5                                    $1,335         $1,700             $1,350
Year 10                                   $2,845         $3,652             $2,892

CLASS I
-------------------------------------------------------------------------------------------
Year 1                                    $120           $122               $120
Year 3                                    $375           $590               $1,643
Year 5                                    $649           $1,084             $3,089
Year 10                                   $1,432         $2,446             $6,399

COMPARISON OF ADVISORY ARRANGEMENTS

Your fund's and International Core Fund's advisory agreements are substantially similar. However, the management fees and subadvisory fees differ as set forth below. Under the agreements, your fund's management and subadvisory fees are lower than International Core Fund's management and subadvisory fees at every level. Despite your fund's lower management fee, International Core Fund is expected to have projected net operating expenses below those of your fund prior to the Reorganization after taking into account any fee waivers/expense limitation arrangements.

MANAGEMENT ARRANGEMENTS

Each fund pays monthly management fees equal to the following annual percentage of its average daily net assets:

FUND AVERAGE DAILY NET ASSETS               ANNUAL FEE RATE
--------------------------------------------------------------------------------
                              INTERNATIONAL FUND       INTERNATIONAL CORE FUND*
                                    (JHA)                      (JHIMS)
--------------------------------------------------------------------------------
First $100 million                  0.90%                        0.92%
--------------------------------------------------------------------------------
Next $200 million                   0.80%                        0.895%
--------------------------------------------------------------------------------
Next $200 million                   0.75%                        0.895%
--------------------------------------------------------------------------------
Next $500 million                  0.625%                        0.895%
--------------------------------------------------------------------------------
Amounts over $1 billion            0.625%                        0.88%
--------------------------------------------------------------------------------
* Based on combined assets of International Core Fund and John Hancock International Stock Trust, each of which is also managed by JHIMS.

SUBADVISORY ARRANGEMENTS

Monthly subadvisory fees are equal to the following annual percentage of its average daily net assets:

FUND AVERAGE DAILY NET ASSETS               ANNUAL FEE RATE
--------------------------------------------------------------------------------
                              INTERNATIONAL FUND       INTERNATIONAL CORE FUND*
                             (NICHOLAS-APPLEGATE)               (GMO)
--------------------------------------------------------------------------------
First $100 million                  0.45%                         0.47%
--------------------------------------------------------------------------------
Next $100 million                   0.45%                        0.445%
--------------------------------------------------------------------------------
Next $800 million                   0.40%                        0.445%
--------------------------------------------------------------------------------
Amounts over $1 billion             0.40%                         0.43%
--------------------------------------------------------------------------------
* Based on combined assets of International Core Fund and John Hancock International Stock Trust, each of which is also managed by JHIMS.

SEC EXEMPTIVE ORDER. International Core Fund relies on an order from the SEC permitting JHIMS, subject to approval of John Hancock Funds III board of trustees (the "Funds III Board of Trustees"), to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. International Core Fund, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS to appoint a subadviser that is an affiliate of JHIMS or International Core Fund (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders. Currently, your fund cannot rely on such an order.

CONFLICTS OF INTEREST. JHIMS has also agreed that, subject to its fiduciary duties as an investment adviser to International Core Fund and its shareholders, it will not recommend to the Funds III Board of Trustees to terminate International Core Fund's subadvisory agreement with GMO, or to reduce any of the fees payable thereunder to GMO, for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by JHIMS and subadvised by GMO. John Hancock Funds III is not a party to any of these arrangements, and they are not binding upon the John Hancock Funds III, the funds subadvised by GMO or the Funds III Board of Trustees. However, these arrangements present certain conflicts of interest because JHIMS has a financial incentive to support the continuation of GMO's subadvisory agreements for as long as the termination provisions described above remain in effect. In approving International Core Fund's advisory agreement and the subadvisory agreement, the Funds III Board of Trustees, including the independent trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of JHIMS to GMO.

COMPARISON OF DISTRIBUTION PLANS

While your fund's Rule 12b-1 plans provide for reimbursement to John Hancock Funds, LLC ("John Hancock Funds") for its payment of certain distribution and shareholder service expenses of your fund, International Core Fund's Rule 12b-1 provides for direct payment of distribution and shareholder service fees to John Hancock Funds. Since International Core Fund's Rule 12b-1 Plan is not a "reimbursement" type plan, any unreimbursed distribution and shareholder service expenses incurred under your fund's Rule 12b-1 plans will not be reimbursable under International Core Fund's Rule 12b-1 plans.

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the principal risks affecting each fund.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and International Core Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of International Core Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

                             INTERNATIONAL FUND               INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------
Market risk                  Each  fund is subject  to market risk,  which is the risk of unfavorable market-induced  changes  in  the  value  of  the securities owned by a fund.
------------------------------------------------------------------------------------------
Equity Securities risk       A principal risk of each fund that has significant  exposure to equity  securities is that those equity  securities  will decline  in  value  due to  factors  affecting  the  issuing companies,  their  industries,  or the  economy  and  equity markets  generally.  The  values  of equity  securities  may decline for a number of reasons that directly  relate to the issuing company, such as management  performance,  financial leverage  and  reduced  demand  for the  issuer's  goods  or services.  They may also  decline due to factors that affect
                             a  particular   industry  or   industries,   such  as  labor
                             shortages  or  increased  production  costs and  competitive
                             conditions  within  an  industry.  In  addition,   they  may
                             decline  due to  general  market  conditions  that  are  not specifically related to a company or industry,  such as real or perceived adverse economic  conditions and changes in the general outlook for corporate.
------------------------------------------------------------------------------------------
Foreign Investments risks    Since a fund invests in  securities  traded  principally  in securities  markets outside the United States, it is subject to  additional  and  more  varied  risks,  as the  value  of foreign  securities  may change more  rapidly and  extremely than the value of U.S.  securities.  The securities  markets of many  foreign  countries  are  relatively  small,  with a limited  number of companies  representing a small number of industries.  Additionally,  issuers  of  foreign  securities may not be subject to the same degree of  regulation as U.S.
                             issuers.  Reporting,  accounting  and auditing  standards of foreign countries differ, in some cases significantly,  from
                             U.S.  standards.  Investments  in foreign  securities may be
                             affected  by  fluctuations   in  currency   exchange  rates,
                             incomplete   or   inaccurate   financial    information   on
                             companies,  social instability and political actions ranging from tax code changes to governmental collapse.
------------------------------------------------------------------------------------------

                             INTERNATIONAL FUND               INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------
Emerging Markets risk        The risks  described  above for  Not applicable.
                             "Foreign   Investments   Risks"
                             are   more    significant    in
                             emerging  markets.  In  a  down
                             market,     emerging     market
                             securities  could become harder
                             to  value  or to sell at a fair
                             price.
------------------------------------------------------------------------------------------
Management risk              The fund's management  strategy has a significant  influence on fund  performance.  If the fund  invests in  countries or regions  that  experience  economic  downturns,  performance
                             could  suffer.  In  addition,   if  certain  investments  or
                             industries   do  not   perform  as   expected,   or  if  the
                             subadviser's  security  selection  strategies do not perform as expected,  the fund could  underperform its peers or lose money. The subadviser will apply  investment  techniques and risk analyses in making  investment  decisions for the fund, but there can be no  guarantee  that these will  produce the desired results.
------------------------------------------------------------------------------------------
Medium and smaller company   Stocks of small- and medium-capitalization  companies can be
risk                         more volatile than those of larger companies. These companies
                             may  have  limited  product  lines,   markets,  or  financial
                             resources  or they may  depend  on a few key  employees.  The securities  of  companies  with  medium  and  smaller  market capitalizations  may  trade  less  frequently  and in  lesser volume than more widely held securities,  and their value may fluctuate more sharply than those  securities.  They may also trade in the over-the-counter ("OTC") market or on a regional
                             exchange,   or  may   otherwise   have   limited   liquidity.
                             Investments  in  less  seasoned  companies  with  medium  and
                             smaller   market    capitalizations   may   present   greater
                             opportunities for growth and capital  appreciation,  but also involve  greater risks than  customarily  are associated with
                             more    established     companies    with    larger    market
                             capitalizations.
------------------------------------------------------------------------------------------
Derivatives risk             The funds may  invest in  derivatives,  which are  financial contracts  with a value that depends on, or is derived from,
                             the  value  of  underlying   assets,   reference   rates  or
                             indexes.  Derivatives may relate to stocks,  bonds, interest rates,  currencies or currency  exchange rates,  commodities and  related  indexes.  The  funds may use  derivatives  for many  purposes,  including for hedging,  and as a substitute for direct  investment in  securities  or other assets.  The
                             funds  also  may  use   derivatives   as  a  way  to  adjust
                             efficiently   the   exposure   of  the   funds  to   various
                             securities,   markets  and  currencies   without  the  funds
                             actually  having to sell existing  investments  and make new
                             investments.   This   generally   will  be  done   when  the
                             adjustment  is expected  to be  relatively  temporary  or in anticipation  of  effecting  the  sale  of fund  assets  and making  new  investments  over time.  The use of  derivative
                             instruments   may   involve   risks   different   from,   or
                             potentially   greater  than,  the  risks   associated   with
                             investing  directly in securities and other more traditional assets.  In  particular,  the use of derivative  instruments exposes a fund to the risk that the  counterparty  to an OTC derivatives  contract  will be unable or  unwilling  to make
                             timely  settlement   payments  or  otherwise  to  honor  its
                             obligations.  OTC  derivatives  transactions  typically  can only be closed out with the other party to the  transaction,
                             although   either   party  may   engage  in  an   offsetting
                             transaction  that  puts  that  party  in the  same  economic position  as if it had closed out the  transaction  with the counterparty  or may  obtain  the other  party's  consent to
------------------------------------------------------------------------------------------

                             INTERNATIONAL FUND               INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------
                             assign   the   transaction   to  a  third   party.   If  the
                             counterparty   defaults,  the  fund  will  have  contractual
                             remedies,  but there is no assurance  that the  counterparty will meet its contractual  obligations or that, in the event of default,  the fund will  succeed in enforcing  them.  For example,  because  the  contract  for each  OTC  derivatives transaction  is  individually  negotiated  with  a  specific
                             counterparty,   a  fund  is  subject  to  the  risk  that  a
                             counterparty  may  interpret  contractual  terms (E.G.,  the definition  of default)  differently  than the fund when the fund  seeks  to  enforce  its  contractual  rights.  If that
                             occurs,   the  cost  and   unpredictability   of  the  legal
                             proceedings   required   for  the   fund  to   enforce   its
                             contractual  rights  may lead it to decide not to pursue its
                             claims  against  the  counterparty.   The  fund,  therefore,
                             assumes  the risk that it may be  unable to obtain  payments owed to it under OTC  derivatives  contracts  or that  those payments  may be  delayed  or made  only  after the fund has incurred  the  costs of  litigation.  While  the  subadviser intends to monitor the  creditworthiness  of counterparties, there can be no assurance that a counterparty  will meet its obligations,  especially  during  unusually  adverse  market conditions.  To the extent a fund  contracts  with a limited
                             number  of   counterparties,   the   fund's   risk  will  be
                             concentrated and events that affect the  creditworthiness of any of those  counterparties may have a pronounced effect on the  fund.  Derivatives  also are  subject  to a  number  of risks,  including  market risk and liquidity risk. Since the value of  derivatives  is  calculated  and derived  from the value of other assets,  instruments or references,  there is a risk  that  they will be  improperly  valued.  Derivatives also  involve  the risk that  changes in their value may not correlate  perfectly with the assets rates,  or indexes they
                             are   designed   to  hedge  or   closely   track.   Suitable
                             derivative   transactions   may  not  be  available  in  all
                             circumstances.  In addition,  the  subadviser  may determine not to use  derivatives  to hedge or  otherwise  reduce risk exposure.
------------------------------------------------------------------------------------------
Short sales risk             Not Applicable.            The  adviser  does not  currently
                                                        employ    short    selling   with
                                                        respect to the fund.
------------------------------------------------------------------------------------------
Currency risk                Currency  risk is the risk  that  fluctuations  in  exchange rates  may  adversely  affect  the  U.S.  dollar  value of a fund's  investments.  Currency  risk  includes both the risk that  currencies in which a fund's  investments  are traded,
                             or   currencies   in  which  a  fund  has  taken  an  active
                             investment  position,  will decline in value relative to the
                             U.S. dollar and, in the case of hedging positions,  that the
                             U.S.  dollar will decline in value  relative to the currency being  hedged.  Currency  rates  in  foreign  countries  may fluctuate  significantly for a number of reasons,  including the  forces of supply  and  demand in the  foreign  exchange markets,  actual or perceived changes in interest rates, and intervention  (or the  failure  to  intervene)  by  U.S.  or
                             foreign   governments  or  central  banks,  or  by  currency
                             controls or  political  developments  in the U.S. or abroad.
                             Each  fund may  engage in proxy  hedging  of  currencies  by entering  into  derivative  transactions  with  respect to a currency  whose value is expected to  correlate to the value of a currency the fund owns or wants to own.  This  presents the risk that the two  currencies  may not move in  relation to one  another  as  expected.  In that  case,  a fund could lose  money on its  investment  and also  lose  money on the position  designed to act as a proxy hedge.  A fund may also take active currency positions and may cross-hedge  currency exposure  represented by its securities into another foreign currency.  This may  result  in a fund's  currency  exposure being  substantially  different  than that  suggested by its
------------------------------------------------------------------------------------------

                             INTERNATIONAL FUND               INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------
                             securities   investments.   A  fund  with  foreign  currency
                             holdings   and/or  that   invest  or  trade  in   securities
                             denominated  in foreign  currencies  or  related  derivative instruments may be adversely  affected by changes in foreign
                             currency   exchange  rates.   Derivative   foreign  currency
                             transactions (such as futures,  forwards and swaps) may also involve  leveraging  risk,  in addition  to  currency  risk.
                             Leverage may disproportionately  increase a fund's portfolio losses  and  reduce  opportunities  for gain  when  interest rates, stock prices or currency rates are changing.
------------------------------------------------------------------------------------------
Credit and  counterparty     A fund is exposed to credit risk  to the extent it makes use
risk                         of  OTC  derivatives   (such  as  forward  foreign   currency
                             contracts and/or swap contracts) and engages to a significant extent  in the  lending  of  fund  securities  or the  use of repurchase agreements.  OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty  will be able to meet its contractual  obligations or that, in the event of default,  a fund will  succeed  in  enforcing  them.  A fund, therefore,  assumes  the risk that it may be unable to obtain payments owed to it under OTC  derivatives  contracts or that those payments may be delayed or made only after the fund has incurred  the  costs  of  litigation.  While  the  subadviser
                             intends  to  monitor   the   creditworthiness   of   contract
                             counterparties,   there   can  be  no   assurance   that  the
                             counterparty  will be in a position to meet its  obligations, especially during unusually adverse market conditions.
------------------------------------------------------------------------------------------

COMPARISON OF FUND PERFORMANCE

Past performance records of International Fund through December 31, 2006, including (1) calendar year total returns (without sales charges) and (2) average annual total returns (including imposition of sales charges) are set forth under "Past Performance of International Fund" on page [19] of this proxy statement and prospectus. International Core Fund has less than a full calendar year of performance and as such, no performance information is presented.

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

DESCRIPTION OF REORGANIZATION

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on the Reorganization." The Agreement provides for a Reorganization on the following terms:

   o The Reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on Friday, April 20, 2007, but may occur on any later date on or before October 1, 2007. International Fund will transfer all of its assets to International Core Fund and International Core Fund will assume substantially all of International Fund's liabilities. This will result in the addition of International Fund's assets to International Core Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern Time, on the closing date of the Reorganization.

   o International Core Fund will issue Class A shares to International Fund in an amount equal to the net assets attributable to International Fund's Class A shares. As part of the liquidation of International Fund, these shares will immediately be distributed to Class A shareholders of record of International Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class A shareholders of

       International Fund will become Class A shareholders of International Core Fund.

   o International Core Fund will issue Class B shares to International Fund in an amount equal to the net assets attributable to International Fund's Class B shares. As part of the liquidation of International Fund, these shares will immediately be distributed to Class B shareholders of record of International Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class B shareholders of International Fund will become Class B shareholders of International Core Fund.

   o International Core Fund will issue Class C shares to International Fund in an amount equal to the net assets attributable to International Fund's Class C shares. As part of the liquidation of International Fund, these shares will immediately be distributed to Class C shareholders of record of International Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class C shareholders of International Fund will become Class C shareholders of International Core Fund.

   o International Core Fund will issue Class I shares to International Fund in an amount equal to the net assets attributable to International Fund's Class I shares. As part of the liquidation of International Fund, these shares will immediately be distributed to Class I shareholders of record of International Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class I shareholders of International Fund will become Class I shareholders of International Core Fund.

   o After the shares are issued, the existence of International Fund will be terminated.

REASONS FOR THE PROPOSED REORGANIZATION

The Trust III Board of Trustees believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trust III Board of Trustees (with the advice and assistance of independent counsel) considered the following matters, among others and in no order of priority, in approving the proposal.

FIRST, the Reorganization would permit your fund's shareholders to pursue similar investment objectives in a larger fund utilizing substantially similar investment policies. Both funds focus on equity securities of international companies. The greater asset size of the combined fund may allow it, relative to your fund, to (i) obtain better net prices on securities trades, (ii) achieve greater diversification of portfolio holdings and (iii) reduce per-share expenses by spreading fixed costs over a larger asset base.

SECOND, a combined fund offers economies of scale that may lead to lower per share expenses for Class A, Class B and Class C shares. Both funds incur costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce International Core Fund's expense ratio over time because of economies of scale if the funds are combined.

THIRD, the combined fund is expected to have projected net annual operating expenses below those of International Fund for Class A, Class B and Class C shares prior to the Reorganization after taking into account any fee waivers/expense limitation arrangements, although the management fee of International Core Fund is higher than International Fund.

FOURTH, the combined fund offers additional classes with greater distribution capabilities than International Fund. The combined fund provides access to different distribution channels and a greater variety of asset bases. Access to greater distribution will help grow fund assets and may result in economies of scale that may help reduce the combined fund's expense ratio over time.

FIFTH, shareholders of International Fund will gain access to GMO's significant expertise in international investing. GMO manages over $120 billion in assets for many of the world's leading corporations and institutions. Previously, this expertise had normally only been available to investors with a minimum of $10 million to invest. However, International Core Fund makes this expertise available to the average investor.

SIXTH, the fact that shareholders of International Fund will experience no change in shareholder services as a result of the Reorganization, and that JHIMS has access to the same resources, management and personnel as JHA and JHIMS will provide similar supervisory services to the combined fund.

SEVENTH,  the  costs  of  the   Reorganization,  other  than  transaction  costs
associated with repositioning your fund's portfolio, will be borne by JHIMS.

The Trust III Board of Trustees reviewed the historical performance of International Fund and International Core Fund's performance and the relative benchmarks, although it is understood that no assurances may be given that the combined fund will achieve any particular level of performance after the Reorganization. Because the combined fund will most closely resemble International Core Fund, International Core Fund will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of International Core Fund at the closing of the Reorganization.

In evaluating the proposed Reorganization, the Trust III Board of Trustees also considered that JHA proposes to sell as much of your fund's portfolio prior to the closing as is consistent with the treatment of the Reorganization as tax-free. The portfolio managers of International Core Fund have indicated that a substantial majority of the portfolio holdings of your fund are not consistent with International Core Fund's investment process. Your fund will incur brokerage commissions and other transaction costs in connection with such transactions, reducing the net asset value of your shares. While these transactions may also generate capital gains, your fund has capital losses that, subject to certain limitations, will be available to offset any capital gains.

The Funds III Board of Trustees considered that to the extent that any portfolio securities of International Fund are retained, the Reorganization presents an opportunity for International Core Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity may provide an economic benefit to International Core Fund and its shareholders.

The boards of trustees of both funds also considered other benefits that JHA, JHIMS and the funds' distributor may receive from the Reorganization. For example, JHIMS and its affiliates might achieve cost savings from managing one larger fund compared to managing more than one fund following similar investment policies. The boards of trustees believe, however, that these savings will not amount to a significant economic benefit to JHIMS or its affiliates or distributor.

PAST PERFORMANCE OF INTERNATIONAL FUND

Set forth below is past performance information for International Fund, which may help provide an indication of International Fund's risk. International Core Fund has less than a full calendar year of performance and as such, no performance information is presented.

The bar chart under "Calendar Year Total Returns" shows how International Fund's Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under "Average Annual Total Returns" shows average annual total return for International Fund over time, for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CALENDAR YEAR TOTAL RETURNS - CLASS A SHARES (WITHOUT SALES CHARGE)

INTERNATIONAL FUND

1997      -7.73%
1998      17.67%
1999      31.19%
2000     -27.68%
2001      29.76%
2002     -20.47%
2003      31.29%
2004      13.24%
2005      22.00%
2006      20.41%

QUARTERLY RETURNS

During the period shown in the above bar chart, International Fund's highest quarterly return was 25.37% for the quarter ended December 31, 1999, and the lowest quarterly return was -20.00% for the quarter ended September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006 (INCLUDING SALES CHARGE)

INTERNATIONAL FUND

                                                                         LIFE OF     LIFE OF
                                          1-YEAR     5-YEAR    10-YEAR  CLASS C(1)  CLASS I(2)
-----------------------------------------------------------------------------------------------
Class A before tax                        14.38%     10.55%     1.79%     --         --
-----------------------------------------------------------------------------------------------
Class A after tax on distributions(3)     11.03%      9.38%     1.16%     --         --
-----------------------------------------------------------------------------------------------
Class A after tax on distributions,       10.68%      8.68%     1.29%     --         --
with sale(3)
-----------------------------------------------------------------------------------------------
Class B before tax                        14.54%     10.60%     1.75%     --         --
-----------------------------------------------------------------------------------------------
Class C before tax                        18.54%     10.86%     --        1.38%      --
-----------------------------------------------------------------------------------------------
Class I before tax                        21.35%     --         --        --         13.67%
-----------------------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Index(4)   23.85%     13.87%     6.26%     6.08%      15.01%

(1) Class A and Class B began January 3, 1994 and Class C began June 1, 1998.
(2) Class I began March 1, 2002.
(3) After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(4) MSCI All Country World Ex-U.S. Index is an unmanaged index of freely trade stocks of foreign companies. Total returns for this index are not available prior to December 29, 2000; therefore, periods shown prior to this date do not reflect the compounding effect of dividends. The index reflects [the reinvestment of dividends but] does not reflect fees or taxes.

FURTHER INFORMATION ON THE REORGANIZATION

TAX STATUS OF THE REORGANIZATION

The Reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Kirkpatrick & Lockhart Preston Gates Ellis LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, with respect to the Reorganization, for federal income tax purposes:

   o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or
       (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

   o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

   o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

   o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

   o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

   o The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the basis of your shares of the Acquired Fund surrendered in exchange; and

   o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders.

As of October 31, 2006, Acquired Fund had an unused capital loss carryforward of approximately $63.6 million. As a result of prior transactions, this carryforward is subject to limitations that would permit the Acquired Fund to use only approximately $14 million of the carryforward. Capital loss carryforwards are considered valuable tax attributes because they can reduce a fund's future taxable income and thus reduce the taxable amount distributed to fund shareholders.

The proposed Reorganization may affect the use of these tax attributes in two respects. The first concerns the "sharing" of these tax attributes with the shareholders of the Acquiring Fund. If there were no Reorganization, these tax attributes would inure solely to the benefit of the shareholders of the Acquired Fund. If the Reorganization occurs, these tax attributes carry over (subject to the limitations described below) to the Acquiring Fund. That means that any resulting tax benefits inure to all shareholders of the post-Reorganization International Core Fund (i.e., both pre-Reorganization shareholders of the Acquired Fund and pre-Reorganization shareholders of the Acquiring Fund).

The second manner in which the Reorganization will affect the use of the capital loss carryforward and built-in losses concerns certain limitations imposed under the Code with respect to the use of these losses. Generally, when ownership of a "loss corporation" such as the Acquired Fund changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of loss carryforwards following the change in ownership. The amount of such loss carryforwards that can be used each year to offset post- acquisition income is generally limited to an amount equal to the "federal long- term tax-exempt rate" (the applicable rate as of January 2007 was 4.15%) multiplied by the value of the "loss corporation's" equity. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. In the case of this Reorganization, these limitations are not expected to result in forfeiture in the ability to use the Acquired Fund's capital loss carryforward of approximately $14 million. However, there is no assurance that such losses would be used even in the absence of the Reorganization.

The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies or persons who hold their shares as part of a straddle or conversion transaction.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder.
Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

ADDITIONAL TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

CONDITIONS TO CLOSING THE REORGANIZATION. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's declaration of trust and by-laws. The fund's obligations are also subject to the receipt of a favorable opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs 9(a) and 8(f)).

TERMINATION OF AGREEMENT. The board of trustees of the Acquired Fund (Trust III Board of Trustees) or the Acquiring Fund (Fund III Board of Trustees) may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board of trustees believes that proceeding with the Reorganization would no longer be advisable.

EXPENSES  OF  THE  REORGANIZATION.   JHIMS  will  pay  the  Reorganization costs
incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs.

CAPITALIZATION

With respect to the proposal, the following tables set forth the capitalization of each fund as of August 31, 2006, and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between August 31, 2006, and the Reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

                            INTERNATIONAL   INTERNATIONAL
                                FUND          CORE FUND         PRO FORMA(1)
--------------------------------------------------------------------------------
NET ASSETS (millions)         $118,357.0      $21,479.7          $139,599.3
NET ASSET VALUE PER SHARE
   CLASS A                         $8.79         $39.33              $39.33
   CLASS B                         $7.98         $39.28              $39.28
   CLASS C                         $7.99         $39.29              $39.29
   CLASS I                         $9.17         $39.37              $39.37
SHARES OUTSTANDING
   CLASS A                    10,163,542        513,231           2,785,642
   CLASS B                     3,009,791          5,151             616,753
   CLASS C                       605,080         24,652             147,656
   CLASS I                        12,756          3,088               6,018

(1) Assuming the Reorganization of International Fund into International Core Fund occurs. If the Reorganization of your fund had taken place on August 31, 2006, approximately 0.22 Class A, 0.20 Class B, 0.20 Class C and 0.23 Class I shares of International Core Fund would have been issued for each share of International Fund, respectively.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

TYPE OF INFORMATION                      HEADINGS IN EACH PROSPECTUS
--------------------------------------------------------------------------------
Investment objective and policies        Goal and Strategy/Main Risks

Portfolio management                     Management Biographies

Expenses                                 Your Expenses

Custodian                                Business Structure

Shares of beneficial interest            Your Account: Choosing a share class

Purchase of shares                       Your Account:  Choosing a  share class,
                                         How sales charges are calculated, Sales
                                         charge reductions and waivers,  Opening
                                         an account, Buying shares,  Transaction
                                         policies, Additional  investor services

Redemption of sale of shares             Your Account: Selling shares, How sales
                                         charges  are   calculated,  Transaction
                                         policies

Dividends, distributions and taxes       Dividends and account policies

BOARD EVALUATION AND RECOMMENDATION

For the reasons described above, Trust III Board of Trustees, including the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of International Fund in the Reorganization or JHA ("independent trustees"), approved the Reorganization. In particular, Trust III Board of Trustees determined that the Reorganization is in the best interests of International Fund and that the interests of International Fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the Funds III Board of Trustees, including the independent trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of International Core Fund and that the interests of International Core Fund's shareholders would not be diluted as a result of the Reorganization.

              ----------------------------------------------------
                    The trustees of your fund recommend that
               shareholders of your fund vote FOR the proposal to
               approve the Agreement and Plan of Reorganization.
              ----------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term "vote of a majority of the outstanding shares entitled to vote" shall mean the vote of the lesser of:

      (1) 67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

      (2)  more than 50% of the  outstanding  voting  securities of the Acquired
           Fund.

SHARES                          QUORUM                        VOTING
------------------------------------------------------------------------------------------
In General                      All shares  "present"  in     Shares   "present"  at  the
                                person or by proxy    are     meeting  will be  voted  in
                                counted towards a quorum.     person   at  the   meeting.
                                                              Shares  "present"  by proxy
                                                              will be voted in accordance
                                                              with instructions.
------------------------------------------------------------------------------------------
Proxy with no  Voting           Considered  "present"  at     Voted   "for"   a proposal.
Instruction (other              the meeting.
than Broker Non-Vote)
------------------------------------------------------------------------------------------
Broker Non-Vote                 Considered  "present"  at     Not voted.  Same  effect as
                                the meeting.                  a vote "against."
------------------------------------------------------------------------------------------
Abstain                         Considered  "present"  at     Not voted.  Same  effect as
                                the meeting.                  a vote "against."
------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the Trust III Board of Trustees will consider what further action may be appropriate.

INFORMATION CONCERNING THE MEETING

SOLICITATION OF PROXIES

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, JHA and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $85,731. JHIMS will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

REVOKING PROXIES

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

   o By filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000;


   o By returning a duly executed proxy with a later date before the time of the meeting; or

   o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

OUTSTANDING SHARES AND QUORUM

As of February 9, 2007 (the "record date"), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

 FUND                                                        SHARES OUTSTANDING
--------------------------------------------------------------------------------
 International Fund
    Class A                                                       [_____]
    Class B                                                       [_____]
    Class C                                                       [_____]
    Class I                                                       [_____]
 Total                                                            [_____]

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

OTHER BUSINESS

The Trust III Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

ADJOURNMENTS

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.

TELEPHONE VOTING

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

   o   A shareholder will be called on a recorded line  at  the telephone number
       in   a  fund's  account  records  and  will  be  asked  to  provide   the
       shareholder's social security number or other identifying information.

   o   The shareholder will then be given an opportunity to authorize proxies to
       vote  his   or   her  shares  at  the  meeting  in  accordance  with  the
       shareholder's instructions.

   o   To  ensure  that  the   shareholder's  instructions  have  been  recorded
       correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

   o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.


   o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

INTERNET VOTING

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

To vote via the Internet:

   o   Read the proxy statement and have your proxy card(s) at hand.

   o   Go to the Web site on the proxy card.

   o   Enter the "control number" found on your proxy card.

   o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

   o To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

SHAREHOLDERS' PROPOSALS

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 601 Congress Street, Boston, Massachusetts 02210 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS
[TO BE COMPLETED]

[DISCLOSE ANY SHAREHOLDERS THAT- OWN MORE THAN 25% AT FUND LEVEL OF EACH FUND]

[CONSIDER PLACING CHART IN APPENDIX: To the knowledge of each fund, as of February 9, 2007, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

                                                INTERNATIONAL FUND
--------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF
MORE THAN 5% OF SHARES                  CLASS A   CLASS B   CLASS C   CLASS I
[TO BE COMPLETED]


                                                INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF
MORE THAN 5% OF SHARES                  CLASS A   CLASS B   CLASS C   CLASS I
[TO BE COMPLETED]


The following table indicates the percentage of outstanding shares of a class owned by the above named individuals or entities upon consummation of the Reorganization as of [DATE] and is for informational purposes only. No assurance can be given as to how many shares of International Core Fund will be received by the shareholders of International Fund on the actual date the Reorganization takes place and the below information should not be relied upon the reflect the number of shares of International Core Fund that actually will be received on or after such date.

                                  PRO FORMA INTERNATIONAL CORE FUND OWNERSHIP
                                           (ASSUMING CONSUMMATION OF
INTERNATIONAL FUND                       THE REORGANIZATION ON [DATE])
--------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF
MORE THAN 5% OF SHARES                  CLASS A   CLASS B   CLASS C   CLASS I
[TO BE COMPLETED]

INTERNATIONAL CORE FUND          PRO FORMA INTERNATIONAL CORE FUND OWNERSHIP
                                           (ASSUMING CONSUMMATION OF
                                         THE REORGANIZATION ON [DATE])
--------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF
MORE THAN 5% OF SHARES                  CLASS A   CLASS B   CLASS C   CLASS I
[TO BE COMPLETED]

[TO DETERMINE: CLASSES NAV, R, 1 AND 3 SHARES - SHAREHOLDER INFORMATION]

As of February 9, 2007, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS

The financial highlights and financial statements of (i) International Core Fund, for the period ended August 31, 2006, (ii) International Core Fund's predecessor for the period ended February 28, 2006, and (iii) International Fund, for the period ended October 31, 2006, are incorporated by reference into this proxy statement and prospectus. The financial statements for the most recent fiscal year of International Core Fund's predecessor (but not for semi-annual periods) and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. The financial statements for International Fund's most recent fiscal year and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549, at the Northeast Regional Office (3 World Financial Center, New York, New York 10281), and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.

                EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION

                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

       This Agreement and Plan of Reorganization (the "AGREEMENT") is made as of [DATE], by and between John Hancock International Fund (the "ACQUIRED FUND"), a series of John Hancock Investment Trust III (the "JHIT TRUST"), a Massachusetts business trust, and International Core Fund (the "Acquiring Fund"), a series of John Hancock Funds III (the "JHF TRUST"), a Massachusetts business trust.

       This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "CODE"), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the "MERGER SHARES"), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

       In order to consummate the reorganization contemplated by this Agreement (the "REORGANIZATION") and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.     Representations and Warranties of the Acquiring Fund.
       ----------------------------------------------------

       The JHF Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a) The Acquiring Fund is a series of shares of the JHF Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The JHF Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHF Trust. Each of the JHF Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The JHF Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 ACT"), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the JHF Trust's Second Amended and Restated Agreement and Declaration of Trust dated August 12, 2005, as may be amended (the "JHF TRUST DECLARATION"), and the 1940 Act.

(c) The Acquiring Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as, a "regulated investment company" ("RIC") within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The Acquired Fund has been furnished with the annual report of the Acquiring Fund's predecessor for the fiscal year ended February 28, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and the unaudited statement of assets and liabilities, statement of operations, and statement of changes in net assets of the Acquiring Fund and the unaudited schedule of investments of the Acquiring Fund for the semiannual period ended August 31, 2006, each of which fairly presents the financial condition and result of operations of the Acquiring Fund as of the respective dates indicated, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

(e) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of August 31, 2006, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f) The JHF Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of JHF Trust (the "JHF TRUST BOARD OF TRUSTEES"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(g) Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the JHF Trust or the Acquiring Fund, threatened against the JHF Trust or the Acquiring Fund which assert liability on the part of the JHF Trust or the Acquiring Fund or which materially affect the financial condition of the JHF Trust or the Acquiring Fund or the JHF Trust's or the Acquiring Funds' ability to consummate the Reorganization. Neither the JHF Trust nor the Acquiring Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(h) Neither the JHF Trust nor the Acquiring Fund is obligated under any provision of the JHF Trust Declaration or the JHF Trust's By-laws dated June 9, 2005, as may be amended (the "JHF TRUST BY-LAWS"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 ACT"), the Securities Exchange Act of 1934, as amended (the "1934 ACT") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the "COMMISSION") by the JHF Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the "PROXY STATEMENT/PROSPECTUS"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 REGISTRATION STATEMENT"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

       (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

       (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(m) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares, except that Class B shares of the Acquiring Fund are convertible into Class A shares of the Acquiring Fund in the manner and on the terms described in the N-14 Registration Statement.

(n) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A, Class B, Class C and Class I shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that JHF Trust is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of JHF Trust.

(o) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q) The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.     Representations and Warranties of the Acquired Fund.
       ---------------------------------------------------

       The JHIT Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a) The Acquired Fund is a series of shares of the JHIT Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The JHIT Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHIT Trust. Each of the JHIT Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The JHIT Trust is a duly registered under the 1940 Act, as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the JHIT Trust's Amended and Restated Declaration of Trust dated March 8, 2005, as may be amended (the "JHIT TRUST DECLARATION"), and the 1940 Act.

(c) The Acquired Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as a RIC within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The JHIT Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the JHIT Trust (the "JHIT TRUST BOARD OF TRUSTEES"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(e) The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended October 31, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of October 31, 2006, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g) Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the JHIT Trust or the Acquired Fund, threatened against the JHIT Trust or the Acquired Fund which assert liability on the part of the JHIT Trust or the Acquired Fund or which materially affect the financial condition of the JHIT Trust or the Acquired Fund or the JHIT Trust's or the Acquired Funds' ability to consummate the Reorganization. Neither JHIT Trust nor the Acquired Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(h) There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i) Neither the JHIT Trust nor the Acquired Fund is obligated under any provision of the JHIT Trust Declaration or the JHIT Trust's Amended and Restated By-laws dated March 8, 2005, as may be amended (the "JHIT TRUST BY-LAWS"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j) The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k) As used in this Agreement, the term "ACQUIRED FUND INVESTMENTS" shall mean (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in
Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

       (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

       (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund ("ACQUIRED FUND SHARES"). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the N-14 Registration Statement.

(o) All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.     The Reorganization.
       ------------------

(a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b) If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

       (i) nothing herein will require the Acquired Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the JHIT Trust Board of Trustees or the Acquired Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

       (ii) nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the JHF Trust Board of Trustees or the Acquiring Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

(c) Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

(d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e) The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the "VALUATION TIME").

(f) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g) The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h) The Acquiring Fund will file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the JHF Trust Declaration and JHF By-laws to consummate the Reorganization.

4.     Valuation.
       ---------

(a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal, in the case of Class A, Class B, Class C and Class I shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Class A, Class B, Class C and Class I shares of the Acquired Fund, respectively, on such date less the value of the liabilities attributable to Class A, Class B, Class C and Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

(b) The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c) The net asset value of the Merger Shares shall be computed in the manner set forth in the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

(d) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f) The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, arising pursuant to this Agreement.

5.     Payment of Expenses.
       -------------------

(a) Except as otherwise provided in this Section 5, John Hancock Investment Management Services, LLC ("JHIMS"), by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses ("PORTFOLIO EXPENSES") that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b) In the event the Reorganization contemplated by this Agreement is not consummated, then JHIMS agrees that it shall bear all of the costs and expenses (other than Portfolio Expenses) incurred by both the Acquiring Fund and the Acquired Fund in connection with such Reorganization.

(c) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of subchapter M of the Code.

6.     Covenants of the Acquired Fund and the Acquiring Fund.
       -----------------------------------------------------

       The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b) The JHIT Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c) In connection with the Acquired Fund shareholders' meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the JHF Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund's shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)    The JHIT Trust shall:
       --------------------

       (i) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the JHIT Trust Declaration and JHIT Trust By-laws, the 1940 Act and any other applicable law;

       (ii) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

       (iii) on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(f) Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(g) Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the JHF Trust, the Acquiring Fund, the JHIT Trust and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Kirkpatrick & Lockhart Preston Gates Ellis LLP ("K&L Gates"), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party's execution of representations reasonably requested by and addressed to K&L Gates ).

(h) In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund's taxable period first ending after the Closing Date and for all prior taxable periods.

(i) After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

(j) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the JHF Trust, an open-end management investment company registered under the 1940 Act.

7.     Closing Date.
       ------------

(a) Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on April 20, 2007, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the "CLOSING DATE."

(b) To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

(c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.     Conditions of the Acquired Fund's Obligations.
       ---------------------------------------------

       The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a) That the JHF Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHF Trust Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the JHF Trust Board of Trustees certified by its Secretary.

(b) That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund's investments, all as of the Valuation Time, certified on the Acquiring Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund's most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

       (i) the Acquiring Fund is a separate series of the JHF Trust, both the Acquiring Fund and the JHF Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

       (ii) the Acquiring Fund is separate series of the JHF Trust, an open-end, management investment company registered under the 1940 Act;

       (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHF Trust Board of Trustees, and this Agreement has been duly executed and delivered by the JHF Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

       (iv) neither the execution or delivery by the JHF Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

       (v) the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts' law, be held personally liable for the obligations of the Acquiring Fund; and

       (vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHF Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the JHF Trust or the Acquiring Fund, be contemplated by the Commission.

9.     Conditions of the Acquiring Fund's Obligations.
       ----------------------------------------------

       The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a) That the JHIT Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHIT Trust Board of Trustees of the Acquired Fund and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the JHIT Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the JHIT Trust Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.

(b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund's most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

       (i) the Acquired Fund is a separate series of the JHIT Trust, both the Acquired Fund and the JHIT Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

       (ii) the Acquired Fund is a separate series of the JHIT Trust, an open-end, management investment company registered under the 1940 Act;

       (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHIT Trust Board of Trustees, and this Agreement has been duly executed and delivered by the JHIT Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

       (iv) neither the execution or delivery by the JHIT Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

       (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHIT Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h) That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j) That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.

10.    Termination, Postponement and Waivers.
       -------------------------------------

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired
Fund) prior to the Closing Date, or the Closing Date may be postponed,

       (i) by mutual consent of the JHIT Trust Board of Trustees and the JHF Trust Board of Trustees;

       (ii) by the JHIT Trust Board of Trustees if any condition of the Acquired Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

       (iii) by the JHF Trust Board of Trustees if any condition of the Acquiring Fund's obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b) If the Reorganization contemplated by this Agreement has not been consummated by October 1, 2007, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the JHIT Trust Board of Trustees and the JHF Trust Board of Trustees.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the JHIT Trust Board of Trustees or the JHF Trust Board of Trustees (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the respective Boards of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.    Indemnification.
       ---------------

(a) Each party (an "INDEMNITOR") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "INDEMNIFIED PARTY") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such
Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "LOSSES") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor's prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.    Other Matters.
       -------------

(a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the John Hancock International Fund c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to International Core Fund c/o 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

(d) It is expressly agreed that the obligations of the each of the JHIT Trust, on behalf of the Acquired Fund, and the JHF Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the JHIT Trust Declaration or the JHF Trust Declaration, as applicable. The execution and delivery of this Agreement has been authorized by the JHIT Trust Board of Trustees on behalf of the Acquired Fund and the JHF Trust Board of Trustees on behalf of the Acquiring Fund and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each respective trust on behalf of the relevant Fund as provided in the JHIT Trust Declaration and the JHF Trust Declaration, as applicable.

(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK INVESTMENT TRUST III,
on behalf of its series, John Hancock International Fund


By:  _________________________
Name:
Title:

Attest: ______________________
Name:
Title:


JOHN HANCOCK FUNDS III,
on behalf of its series, International Core Fund


By:  __________________________
Name:
Title:

Attest: _______________________
Name:
Title:


Agreed and accepted as to Section 5 only:

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC on behalf of itself and its affiliates

By:  __________________________
Name:
Title:

Thank You
for mailing your proxy card promptly!

------------------------

[Logo] John Hancock(R) John Hancock Funds, LLC

MEMBER NASD

                               601 Congress Street
                              Boston, MA 02210-2805

                                 1-800-225-5291
                               1-800-554-6713 TDD
                            1-800-338-8080 EASI-Line

                                 www.jhfunds.com

                                  Mutual Funds
                             Institutional Services
                            Private Managed Accounts
                                Retirement Plans

                                 [MAILING CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2007


                         JOHN HANCOCK INTERNATIONAL FUND
      (the "Acquired Fund," a series of John Hancock Investment Trust III)

                                       AND

                             INTERNATIONAL CORE FUND
           (the "Acquiring Fund," a series of John Hancock Funds III)

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated March 1, 2007). This Statement of Additional Information provides additional information about International Core Fund and the fund that it is acquiring, John Hancock International Fund. Please retain this Statement of Additional Information for further reference.

     A copy of the Prospectus can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

INTRODUCTION...................................................................2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE...............................2
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND................................2
     FUND HISTORY..............................................................2
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................2
     MANAGEMENT OF THE FUND....................................................2
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................2
     INVESTMENT ADVISORY AND OTHER SERVICES....................................3
     PORTFOLIO MANAGERS........................................................3
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................3
     CAPITAL STOCK AND OTHER SECURITIES........................................3
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................3
     TAXATION OF THE FUND......................................................3
     UNDERWRITERS..............................................................3
     CALCULATION OF PERFORMANCE DATA...........................................3
     FINANCIAL STATEMENTS......................................................3
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.................................3
     FUND HISTORY..............................................................3
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................4
     MANAGEMENT OF THE FUND....................................................4
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................4
     INVESTMENT ADVISORY AND OTHER SERVICES....................................4
     PORTFOLIO MANAGERS........................................................4
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................4
     CAPITAL STOCK AND OTHER SECURITIES........................................4
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................4
     TAXATION OF THE FUND......................................................4
     UNDERWRITERS..............................................................4
     CALCULATION OF PERFORMANCE DATA...........................................4
     FINANCIAL STATEMENTS......................................................5

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated March 1, 2007 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Meeting of Shareholders of the Acquired Fund to be held on April 18, 2007.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. The Statement of Additional Information dated March 1, 2006, as supplemented, of the Acquired Fund (File Nos. 811-04630 and 033-04559), as filed with the Securities and Exchange Commission on March 1, 2006, September 22, 2006, September 27, 2006 and December 8, 2006 (Accession Nos. 0001010521-06-000154, 0001010521-06-000808, 0001010521-06-000841,
     0001010521-06-000962) is incorporated herein by reference.

2. The Acquired Fund's Annual Report for the fiscal year ended October 31, 2006 (File No. 811-04630) as filed with the Securities and Exchange Commission on January 3, 2007 (Accession No. 0000928816-07-000010), is incorporated herein by reference.

3. The Statement of Additional Information dated June 12, 2006, as supplemented, of John Hancock Funds III (File Nos. 811-21777 and 333-125838) relating to the Acquiring Fund, as filed with the Securities and Exchange Commission on June 16, 2006, July 3, 2006, August 8, 2006, August 21, 2006, November 3, 2006 and January 17, 2007 (Accession Nos. 0000898432-06-000556, 0001010521-06-000557, 0001010521-06-000635,
     0001010521-06-000670,  0001010521-06-000910,  and  0001010521-07-000032) is
     incorporated herein by reference.

4. The Acquiring Fund's Semiannual Report for the period ended August 31, 2006 (File No. 811-21777) as filed with the Securities and Exchange Commission on August 31, 2006 (Accession No. 0000928816-06-001361) is incorporated herein by reference.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

FUND HISTORY

     For additional information about the Acquiring Fund generally and its history, see "Organization of the Funds" in the Acquiring Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about the Acquiring Fund's investment objectives, policies, risks and restrictions, see "Investment Objective and Policies," "Fund Investments," "Descriptions and Risks of Fund Investments," Use of Derivatives" and "Investment Restrictions" in the Acquiring Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquiring Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquiring Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Portfolio Managers" in the Acquiring Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquiring Fund, see "Description of Fund Shares" in the Acquiring Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Eligible Investors for Class R Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquiring Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquiring Fund, see "Taxes" in the Acquiring Fund's SAI.

UNDERWRITERS

     For additional information about the Acquiring Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquiring Fund's SAI.

CALCULATION OF PERFORMANCE DATA

     For  additional   information  about  the  investment  performance  of  the
Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquiring Fund's SAI.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

FUND HISTORY

     For additional information about the Acquired Fund generally and its history, see "Organization of the Fund" in the Acquired Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about the Acquired Fund's investment objectives, policies, risks and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquired Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquired Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquired Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Portfolio Managers" in the Acquired Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquired Fund, see "Description of the Fund's Shares" in the Acquired Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquired Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquired Fund, see "Tax Status" in the Acquired Fund's SAI.

UNDERWRITERS

     For additional information about the Acquired Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquired Fund's SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquired Fund's SAI.

                         PRO FORMA FINANCIAL INFORMATION


The unaudited pro forma information set forth below for the period ended August 31, 2006 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund (the "Funds") had been consummated at September 1, 2005.

The Funds have the same administrator, fund recordkeeping services agent, and distributor but different investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment manager. The Acquired Fund pays a management fee rate at an annual rate equal to 0.90% of the first $100 million in average net assets, 0.80% of the next $200 million, 0.75% of the next $200 million and 0.625% on average net assets in excess of $500 million; the Acquiring Fund pays a management fee at an annual rate equal to 0.92% of the first $100 million in average net assets, 0.895% of the next $900 million, and 0.88% on average net assets in excess of $1 billion. The Acquired Fund has a fund recordkeeping services agent limitation of 0.40% and the Acquiring Fund has a fund recordkeeping services agent limitation of 0.20%.

On a pro forma basis for the period ended June 30, 2005, the proposed reorganization would result in an increase of $37,439 in the management fees charged, a decrease in recordkeeping fees of $236,482, and other operating expenses (including custodian fees, audit fees) of $132,625 on a pro forma basis for the period ended August 31, 2006.

The majority of the securities held by the Acquired Fund will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger. At October 31, 2006, John Hancock Funds International Fund had a capital loss carryforward of $63,346,226. This amount, subject to certain limitations, will be available to offset future capital gains, if any, in the Acquiring Fund.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Funds III (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-125838 and 811-21777) as filed with the Securities and Exchange Commission on December 15, 2006 (Accession No. 0001010521-06-000969), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)          Amended and Restated Declaration of Trust dated August 12, 2005                                   (1)
(2)          By-Laws dated June 9, 2005                                                                        (2)
(3)          Not applicable
(4)          Form of Agreement and Plan of Reorganization                                                      (+)
(5)          Not applicable
(6)(a)       Advisory Agreement between John Hancock Funds III and John Hancock Investment Management          (1)
             Services, LLC
(6)(b)       Form of Amendment to Advisory Agreement between the Registrant and John Hancock Investment        (3)
             Management Services, LLC
(6)(c)       Subadvisory Agreement between John Hancock Investment Management Services, LLC and Grantham,      (1)
             Mayo, Van Otterloo & Co. LLC relating to the International Core Fund
(7)          Distribution Agreement between John Hancock Funds III and John Hancock Funds, LLC                 (1)
(8)          Not applicable
(9)          Custodian Agreement between John Hancock Funds III and State Street Bank & Trust Co.              (1)
(10)(a)      Class A Distribution Plan Pursuant to Rule 12b-1                                                  (3)
(10)(b)      Class B Distribution Plan Pursuant to Rule 12b-1                                                  (3)
(10)(c)      Class C Distribution Plan Pursuant to Rule 12b-1                                                  (3)
(10)(g)      Multiple Class Plan Pursuant to Rule 18f-3                                                        (3)
(11)         Opinion and Consent of Counsel                                                                    (*)
(12)         Form of Opinion as to Tax Matters and Consent                                                     (*)
(13)(a)      Transfer Agency Agreement                                                                         (1)
(13)(b)      Expense Limitation Agreement                                                                      (1)
(14)         Consents of Independent Registered Public Accounting Firm                                         (*)
(15)         Not applicable
(16)         Powers of Attorney                                                                                (*)
(17)(a)      John Hancock Funds III Code of Ethics                                                             (1)
(17)(b)      John Hancock Investment Management Services, LLC Code of Ethics                                   (1)
(17)(c)      John Hancock Funds, LLC Code of Ethics                                                            (1)
(17)(d)      Grantham, Mayo, Van Otterloo & Co. LLC Code of Ethics                                             (1)
(17)(e)      Form of Proxy Cards                                                                               (*)
(17)(f)      Transfer Agency Agreement                                                                         (1)
(17)(g)      Expense Limitation Agreement                                                                      (1)

(1) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on September 2, 2005 (Accession No. 0000898432-05-000776)

(2) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on June 15, 2005 (Accession No. 0000898432-05-000492)

(3) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on December 15, 2006 (Accession No. 0001010521-06-000969

(+) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement.

(*)  Filed herewith

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that a final form of the Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

                                     NOTICE

     A copy of the Amended and Restated Agreement and Declaration of Trust of John Hancock Funds III, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston and Commonwealth of Massachusetts on the 30th day of January, 2007.

                                                 John Hancock Funds III

                                                 By:    /s/ Keith F. Hartstein
                                                        ----------------------
                                                 Name:  Keith F. Hartstein
                                                 Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


               Signature                                         Title                                      Date
-----------------------------------------     ---------------------------------------------     ------------------------------

/s/ Keith F. Hartstein                        President                                         January 30, 2007
-----------------------------------------
Keith F. Hartstein

/s/ John Vrysen                               Chief Financial Officer                           January 30, 2007
-----------------------------------------
John Vrysen

/s/ James F. Carlin*                          Trustee                                           January 30, 2007
-----------------------------------------
James F. Carlin

/s/ Richard P. Chapman*                       Trustee                                           January 30, 2007
-----------------------------------------
Richard P. Chapman

/s/ William H. Cunningham*                    Trustee                                           January 30, 2007
-----------------------------------------
William H. Cunningham

/s/ Ronald R. Dion*                           Trustee                                           January 30, 2007
-----------------------------------------
Ronald R. Dion

/s/ Charles L. Ladner*                        Trustee                                           January 30, 2007
-----------------------------------------
Charles L. Ladner

/s/ John A. Moore*                            Trustee                                           January 30, 2007
-----------------------------------------
John A. Moore

/s/ Patti McGill Peterson*                    Trustee                                           January 30, 2007
-----------------------------------------
Patti McGill Peterson

/s/ Steven R. Pruchansky*                     Trustee                                           January 30, 2007
-----------------------------------------
Steven R. Pruchansky


*By:

/s/Alfred P. Ouellette
----------------------
Alfred P. Ouellette
(As Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit No.    Description

(4) Form of Agreement (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement)

(11)           Opinion and Consent of Counsel

(12)           Form of Opinion as to Tax Matters and Consent

(14)           Consents of Independent Registered Public Accounting Firm

(16)           Powers of Attorney

(17)(e)        Form of Proxy Cards